Amplify Natural Resources Dividend Income ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Chemicals - 13.2%
Chemours Co.	3,515	$106,048
Dow, Inc.	3,103	166,320
Eastman Chemical Co.	1,450	121,148
FMC Corp.	2,274	127,799
ICL Group Ltd.	32,412	147,475
International Flavors & Fragrances, Inc.	1,665	134,332
LyondellBasell Industries NV - Class A	1,792	168,663
Nutrien Ltd.	2,596	129,463
Sasol Ltd. - ADR	34,635	296,128
		1,397,376

Integrated Electricity & Distribution - 1.8%
PPL Corp.	7,220	189,164

Integrated Oil & Gas - 14.8%
BP PLC - ADR	4,630	162,513
Chevron Corp.	944	139,174
Ecopetrol SA - ADR(a)	18,810	226,284
Eni SpA - ADR	4,585	146,491
Equinor ASA - ADR(a)	3,619	103,757
Exxon Mobil Corp.	1,263	129,849
Petroleo Brasileiro SA - ADR	13,270	226,520
Shell PLC - ADR	2,263	142,365
Suncor Energy, Inc.	5,078	168,183
TotalEnergies SE - ADR	2,122	138,312
		1,583,448

Metals & Mining - 9.9%
Agnico Eagle Mines Ltd.	2,139	105,153
BHP Group Ltd. - ADR	2,638	161,498
Glencore PLC - ADR	31,329	331,774
Newmont Corp.	4,206	145,149
Rio Tinto PLC - ADR	2,343	162,300
Southern Copper Corp.	1,867	153,281
		1,059,155

Oil & Gas Exploration & Production - 22.4%
APA Corp.	3,405	106,679
Canadian Natural Resources Ltd.	2,376	152,040
Chesapeake Energy Corp.	1,331	102,633
Chord Energy Corp.	1,341	206,192
Civitas Resources, Inc.	4,575	296,505
Coterra Energy, Inc.	4,277	106,412
Devon Energy Corp.	5,571	234,093
Diamondback Energy, Inc.	1,792	275,502
EOG Resources, Inc.	968	110,149
Permian Resources Corp.	8,902	119,999
Pioneer Natural Resources Co.	825	189,610
Viper Energy, Inc.	7,562	236,086
Woodside Energy Group Ltd. - ADR	11,592	242,041
		2,377,941

Oil & Gas Pipelines & Storage - 29.5%(b)
Antero Midstream Corp.	19,201	235,020
Cheniere Energy Partners LP	2,932	155,161
DT Midstream, Inc.	3,021	162,197
Enbridge, Inc.	6,630	235,365
Energy Transfer LP	12,723	181,939
Enterprise Products Partners LP	5,119	136,984
Hess Midstream LP - Class A	7,038	237,955
Kinder Morgan, Inc.	12,249	207,253
Kinetik Holdings, Inc.	8,711	283,282
MPLX LP	4,869	187,700
ONEOK, Inc.	2,627	179,293
Plains All American Pipeline LP	9,747	150,494
Plains GP Holdings LP	14,522	234,966
TC Energy Corp.	5,851	230,705
Western Midstream Partners LP	5,300	152,269
Williams Cos., Inc.	4,909	170,146
		3,140,729

Oil & Gas Refining & Marketing - 4.2%
HF Sinclair Corp.	2,112	119,307
Phillips 66	791	114,149
Sunoco LP	1,675	99,612
Valero Energy Corp.	844	117,232
		450,300

Oil & Gas Services - 1.1%
Noble Corp. PLC	2,597	114,606
TOTAL COMMON STOCKS (Cost $10,197,619)		10,312,719

PREFERRED STOCKS - 2.5%
Metal Fabrication - 2.5%
Gerdau SA, Series 0	61,876	261,735
TOTAL PREFERRED STOCKS (Cost $265,430)		261,735

SHORT-TERM INVESTMENTS - 1.9%
Investments Purchased with Proceeds from Securities Lending - 1.8%
First American Government Obligations Fund - Class X, 5.18%(c)	189,657	189,657

Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(c)	14,387	14,387
TOTAL SHORT-TERM INVESTMENTS (Cost $204,044)		204,044

TOTAL INVESTMENTS - 101.3% (Cost $10,667,093)		10,778,498
Liabilities in Excess of Other Assets - (1.3)%		(140,614)
TOTAL NET ASSETS - 100.0%		$10,637,884

Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $180,354 which represented 1.7% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify Natural Resources Dividend Income ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$10,312,719	$–	$–	$10,312,719
Preferred Stocks	261,735	–	–	261,735
Investments Purchased with Proceeds from Securities Lending	189,657	–	–	189,657
Money Market Funds	14,387	–	–	14,387
Total Assets	$10,778,498	$–	$–	$10,778,498

Refer to the Schedule of Investments for industry classifications.

 For the period ended January 31, 2024, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.